Business Combinations - Summary of Impact of Acquisitions by Comprehensive Income (Detail) $ in Thousands, $ in Thousands	1 Months Ended	2 Months Ended		8 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 TWD ($)
AMPI [member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue				$ 704,243
Net Profit (loss)				$ (217,163)
ASEEE [member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue					$ 1,159
Net Profit (loss)					$ (469,598)
FAFG [member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue	$ 2,043,440
Net Profit (loss)	$ 91,179
USIPL [member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue		$ 39,080
Net Profit (loss)		(11,995)
ITGEU
Disclosure of detailed information about business combination [Line Items]
Operating revenue		75,221	$ 2,712
Net Profit (loss)		(4,593)	(166)
SER [Member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue		225,017	8,112
Net Profit (loss)		$ (508)	$ (18)